Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 355,969	$ 350,701	$ 344,249	$ 302,477	$ 336,696	$ 334,998	$ 330,433	$ 284,933	$ 1,353,396	$ 1,287,060	$ 1,245,842
Direct advertising expenses									473,760	453,269	436,844
General and administrative expenses									242,182	230,800	231,574
Corporate expenses									71,759	69,078	57,212
Depreciation and amortization									191,433	258,435	300,579
Gain on disposition of assets									(8,765)	(3,192)	(3,804)
Operating income									383,027	278,670	223,437
Income before income tax expense									284,628	143,426	62,980
Income tax expense (benefit)									22,058	(110,092)	22,841
Net income (loss)									262,570	253,518	40,139
Statement of Comprehensive Income
Net income (loss)									262,570	253,518	40,139
Total other comprehensive loss, net of tax									(3,632)	(1,413)	(2,111)
Total comprehensive income (loss)									258,938	252,105	38,028
LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	355,969	350,701	344,249	302,477	336,696	334,998	330,433	284,933	1,353,396	1,287,060	1,245,842
Direct advertising expenses									473,760	453,269	436,844
General and administrative expenses									242,182	230,800	231,574
Corporate expenses									71,426	68,733	56,877
Depreciation and amortization									191,433	258,435	300,579
Gain on disposition of assets									(8,765)	(3,192)	(3,804)
Operating income									383,360	279,015	223,772
Interest expense (income), net									98,399	105,152	146,112
Other expenses (income)										30,092	14,345
Income before income tax expense									284,961	143,771	63,315
Income tax expense (benefit)									22,058	(143,264)	22,977
Net income (loss)	76,607	86,043	59,449	40,804	241,230	35,103	15,480	(4,778)	262,903	287,035	40,338
Statement of Comprehensive Income
Net income (loss)	$ 76,607	$ 86,043	$ 59,449	$ 40,804	$ 241,230	$ 35,103	$ 15,480	$ (4,778)	262,903	287,035	40,338
Total other comprehensive loss, net of tax									(3,632)	(1,413)	(2,111)
Total comprehensive income (loss)									259,271	285,622	38,227
Lamar Media [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Equity in (earnings) loss of subsidiaries									(361,330)	(454,138)	(144,280)
Interest expense (income), net									98,427	105,234	145,566
Other expenses (income)										61,869	14,345
Income before income tax expense									262,903	287,035	(15,631)
Income tax expense (benefit)											(55,969)
Net income (loss)									262,903	287,035	40,338
Statement of Comprehensive Income
Net income (loss)									262,903	287,035	40,338
Total comprehensive income (loss)									262,903	287,035	40,338
Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues									1,302,770	1,240,324	1,196,817
Direct advertising expenses									446,765	427,945	411,248
General and administrative expenses									231,914	220,497	221,369
Corporate expenses									69,721	67,154	54,737
Depreciation and amortization									183,757	249,655	292,575
Gain on disposition of assets									(8,765)	(3,192)	(3,804)
Operating income									379,378	278,265	220,692
Interest expense (income), net									(33)	(101)	(165)
Income before income tax expense									379,411	278,366	220,857
Income tax expense (benefit)									8,256	(143,743)	81,522
Net income (loss)									371,155	422,109	139,335
Statement of Comprehensive Income
Net income (loss)									371,155	422,109	139,335
Total comprehensive income (loss)									371,155	422,109	139,335
Non-Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues									54,045	51,070	52,875
Direct advertising expenses									29,325	27,570	27,594
General and administrative expenses									10,268	10,303	10,205
Corporate expenses									1,705	1,579	2,140
Depreciation and amortization									7,676	8,780	8,004
Operating income									5,071	2,838	4,932
Interest expense (income), net									1,094	2,107	2,563
Other expenses (income)										(31,777)
Income before income tax expense									3,977	32,508	2,369
Income tax expense (benefit)									13,802	479	(2,576)
Net income (loss)									(9,825)	32,029	4,945
Statement of Comprehensive Income
Net income (loss)									(9,825)	32,029	4,945
Total other comprehensive loss, net of tax									(3,632)	(1,413)	(2,111)
Total comprehensive income (loss)									(13,457)	30,616	2,834
Eliminations [Member] | LAMAR MEDIA CORP [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues									(3,419)	(4,334)	(3,850)
Direct advertising expenses									(2,330)	(2,246)	(1,998)
Operating income									(1,089)	(2,088)	(1,852)
Equity in (earnings) loss of subsidiaries									361,330	454,138	144,280
Interest expense (income), net									(1,089)	(2,088)	(1,852)
Income before income tax expense									(361,330)	(454,138)	(144,280)
Net income (loss)									(361,330)	(454,138)	(144,280)
Statement of Comprehensive Income
Net income (loss)									(361,330)	(454,138)	(144,280)
Total comprehensive income (loss)									$ (361,330)	$ (454,138)	$ (144,280)